N-4	May 21, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Equitable America Variable Account No.70A
Entity Central Index Key	0001822818
Entity Investment Company Type	N-4
Document Period End Date	May 21, 2026
Amendment Flag	false
C000247525 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement modifies certain information in the above-referenced prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses, initial summary prospectuses and updating summary prospectuses are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
Portfolio Companies [Table Text Block]
The following hereby amends the name and/or current expense in “Appendix: Investment options available under the contract” for the following funds:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses

American Funds Insurance Series ® SMALLCAP World Fund ® (1) — Capital Research and Management Company	1.15	%^

Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	1.05%

(1)	Formerly American Funds Insurance Series ® Global Small Capitalization Fund. The former name may continue to be used in certain documents for a period of time after the date of this Supplement.

C000247525 [Member] | American Funds Insurance Series® SMALLCAP World Fund® [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series ® SMALLCAP World Fund ®	[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
C000247525 [Member] | Lord Abbett Bond Debenture Portfolio (VC) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett And Co. LLC
Current Expenses [Percent]	1.05%

[1]	Formerly American Funds Insurance Series® Global Small Capitalization Fund. The former name may continue to be used in certain documents for a period of time after the date of this Supplement.